Premises and Equipment - Year-End Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 35,085	$ 40,515
Accumulated depreciation	(20,685)	(24,202)
Premises and equipment, net	14,400	16,313
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	3,770	4,083
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	17,373	19,681
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 13,942	$ 16,751